Results from financial transactions	12 Months Ended
Dec. 31, 2018
Statement [LineItems]
Results from financial transactions
10 Results from financial transactions
Results from financial transactions comprise:	2018	2017	2016
Net fair value change of general account financial investments at fair value through profit or loss, other than derivatives	(79)	232	(42)
Realized gains and (losses) on financial investments	(92)	431	327
Gains and (losses) on investments in real estate	261	193	70
Net fair value change of derivatives	(545)	(1,159)	239
Net fair value change on account of policyholder financial assets at fair value through profit or loss	(11,326)	20,524	15,121
Net fair value change on investments in real estate for account of policyholders	5	38	(26)
Net foreign currency gains and (losses)	44	(20)	41
Net fair value change on borrowings and other financial liabilities	29	10	21
Realized gains and (losses) on repurchased debt	1	1	1
Total	(11,701)	20,250	15,753

Net fair value change of general account financial investments at fair value through profit or loss, other than derivatives comprise:	2018	2017	2016
Shares	69	25	4
Debt securities and money market investments	(143)	127	8
Other	(5)	80	(54)
Total	(79)	232	(42)

Other mainly includes net fair value changes of alternative investments.

Realized gains and losses on financial investments comprise:	2018	2017	2016
Shares	25	165	46
Debt securities and money market investments	(147)	242	211
Loans	16	20	16
Other	14	3	54
Total	(92)	431	327

Realized gains and losses on financial investments comprise:	2018	2017	2016
Available-for-sale investments	(108)	411	311
Loans	16	20	16
Total	(92)	431	327

Net fair value change of derivatives comprise:	2018	2017	2016
Net fair value change on economic hedges where no hedge accounting is applied	272	70	793
Net fair value change on bifurcated embedded derivatives	(824)	(1,231)	(565)
Ineffective portion of hedge transactions to which hedge accounting is applied	7	2	12
Total	(545)	(1,159)	239

The ineffective portion of hedge transactions to which hedge accounting is applied comprises:	2018	2017	2016
Fair value change on hedging instruments in a fair value hedge	13	(12)	(29)
Fair value change on hedged items in a fair value hedge	(8)	15	35

Ineffectiveness fair value hedge	5	3	7
Ineffectiveness cash flow hedges	2	-	5
Total	7	2	12

Net fair value change on for account of policyholder financial assets at fair value through profit or loss comprise:	2018	2017	2016
Shares	(2,318)	2,372	2,462
Debt securities and money market investments	(421)	166	1,682
Unconsolidated investment funds	(8,158)	17,720	10,496
Derivatives	(153)	94	252
Other	(276)	171	230
Total	(11,326)	20,524	15,121

Net fair value change on for account of policyholder financial assets at fair value through profit or loss decreased in 2018 compared to 2017, mainly from unfavorable credit and equity markets. Net fair value changes on for account of policyholder financial assets at fair value through profit or loss are offset by changes in technical provisions reported as part of the lines Change in valuation of liabilities for insurance contracts and Change in valuation of liabilities for investment contracts in note 12 Policyholder claims and benefits.

Net fair value change on borrowings and other financial liabilities	2018	2017	2016
Borrowings	23	10	21
Other financial liabilities	6	-	-
Total	29	10	21

Aegon N.V [member]
Statement [LineItems]
Results from financial transactions
4 Results from financial transactions
	2018	2017
Results from financial transactions comprise:

Net fair value change of derivatives	(8)	56

Net foreign currency gains and (losses)	3	-

Net fair value change on borrowings and other financial liabilities	4	-
Total	(1)	56

Net fair value change of derivatives mostly comprises of Fair value changes on derivatives that are designated as economic hedges for which no hedge accounting is applied.